SUBSEQUENT EVENTS	12 Months Ended
Oct. 31, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]
13. SUBSEQUENT EVENTS

December 2011 Note Financing

On December 29, 2011, we entered into a Note Purchase Agreement, which we refer to as the December 2011 purchase agreement, with certain accredited investors, whereby the investors acquired approximately $1.2 million of our convertible promissory notes, which we refer to as the Notes, for an aggregate purchase price of approximately $1.0 million in a private placement, which we refer to as the December 2011 offering. The Notes were issued with an original issue discount of 15%. Each investor paid $0.85 for each $1.00 of principal amount of Notes purchased at the closing of the December 2011 offering. The Notes are convertible into shares of our common stock, at a per share conversion price equal to $0.15. Additionally, each investor received a warrant, which we refer to as the Warrants, to purchase such number of shares of our common stock equal to 50% of such number of shares of our common stock issuable upon conversion of the Note at an exercise price of $0.15 per share.

The Notes mature on January 9, 2013. We may redeem the Notes under certain circumstances. The Warrants are exercisable at any time on or before January 9, 2015. The Warrants may be exercised on a cashless basis under certain circumstances.

To the extent an investor does not elect to convert its Notes as described above, the principal amount of the Notes not so converted on or prior to the maturity date shall be payable in cash on the maturity date.

The Notes may be converted by the investors, at the option of such investor, in whole or in part.  However, except as otherwise provided in the Notes, only 85% of the initial principal amount of each Note is convertible prior to maturity.  The Notes and Warrants include a limitation on conversion or exercise, which provides that at no time will an investor be entitled to convert any portion of the Notes or exercise any of the Warrants, to the extent that after such conversion or exercise, such investor (together with its affiliates) would beneficially own more than 4.99% of the outstanding shares of our common stock as of such date.

In connection with the December 2011 offering, we intend to enter into a Registration Rights Agreement with the investors.  Pursuant to such agreement, we agree with the investors to provide certain rights to register under the Securities Act of 1933, as amended, the shares of our common stock issuable upon any conversion of the Notes and the exercise of the Warrants, and agree to file a registration statement within 45 days of the closing of the December 2011 offering to register the offering of the shares of our common stock issuable upon conversion of the Notes and the exercise of the Warrants.

Rodman & Renshaw, LLC, which we refer to as Rodman, a subsidiary of Rodman & Renshaw Capital Group, Inc. (NASDAQ:RODM) acted as the exclusive placement agent in connection with the December 2011 offering and received compensation of a cash placement fee equal to 7% of the aggregate purchase price paid by investors in the December 2011 offering (approximately $73,000) and Warrants to purchase 575,098 shares of our common stock (approximately 7% of the shares of our common stock issuable upon conversion of the Notes), which warrants are exercisable at $0.15 per share and shall expire on January 9, 2015.

Junior Subordinated Convertible Promissory Notes

During November and December 2011, the Company converted approximately $169,000 in principal into 1,126,667 shares of the Company’s common stock at an conversion price of $0.15, in full satisfaction of these junior subordinated convertible promissory notes.

In addition, the Company paid approximately $53,000 in principal on an outstanding junior subordinated convertible promissory note.  In exchange for extending the remaining principal on this note, of approximately $300,000, for an additional nine months, the Company agreed to issue this investor approximately 2.3 million additional warrants at an exercise price of $0.15 as well as pay additional interest in the amount of approximately $53,000.

May 2011 Notes

During November and December 2011, the Company converted approximately $1.7m in principal into 11,313,727 shares of the Company’s common stock at an conversion price of $0.15.

October 2011 Notes

During December 2011 and January 2012, the Company converted $1.28 million in principal into 8,183,333 shares of the Company’s common stock at an conversion price of $0.15.

University of Pennsylvania

On December 12, 2011, we entered into a third amendment to the Penn license agreement pursuant to which we acquired an exclusive worldwide license agreement for additional patent applications from the laboratory of Dr. Yvonne Paterson.  One application pertains to the antigen ISG15 from Penn for use in our Lm -LLO based immunotherapies for the treatment of cancer and other diseases.  This intellectual property resulted from work performed in the laboratory of Dr. Yvonne Paterson that demonstrated ISG15 was an effective immunological target for the treatment of a number of different cancers in animal models, including ovarian, colon, breast and other cancers.  SG-15 expression is elevated in “triple negative” breast cancer, a disease in which HER2, estrogen and progesterone receptors are lacking, and thus has no defined therapeutic immune target at the moment.  An Lm-LLO vaccine that targets ISG-15 may prove to be an effective agent in an area where there is a significant unmet medical need.  As part of this amendment, we exercised our option for the rights to two additional patent dockets at an option exercise fee payable in the form of $20,000 in cash.